FEDERAL HOME LOAN BANK ADVANCES (Schedule of Federal Home Loan Bank Short-Term Advances) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
FHLB revolving and short-term advances:
Ending balance	$ 37,830	$ 23,626
Average balance during the year	23,496	79,243
Maximum month-end balance during the year	$ 37,830	$ 122,054
Average interest rate during the year	0.31%	0.25%
Weighted-average rate at year-end	0.32%	0.27%
Remaining borrowing capacity	$ 6,400
Minimum [Member]
Federal Home Loan Bank, Advances [Line Items]
Spread over variable rate	0.05%
Maximum [Member]
Federal Home Loan Bank, Advances [Line Items]
Spread over variable rate	0.17%